FAIR VALUE MEASUREMENT AND DISCLOSURE (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Fair Value Measurements at January 31, 2015 is summarized below:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Cash	$141,204	$-	$-	$141,204
Derivative liabilities	-	-	517,630	571,630
January 31, 2015	$141,204	$-	$517,630	$712,834

Fair Value Measurements at October 31, 2013 and 2014 respectively using:

	Quoted Prices in
	Active Markets
	for Identical	Significant Other	Significant
	Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Cash	$1,304,374	$-	$-	$1,304,374
October 31, 2013	$1,304,374	$-	$-	$1,304,374

Cash	$20,066	$-	$-	$20,066
Convertible promissory note with embedded conversion option	-	-	305,220	305,220
October 31, 2014	$20,066	$-	$305,220	$325,286